Share-based Payments	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Share-based Payments

	US Dollars
Figures in millions	2017	2016	2015
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	26	26	22
Long Term Incentive Plan (LTIP)	(1)	7	11
Other	1	1	—
	26	34	33
Cash-settled share incentive scheme
Cash-settled Long Term Incentive Plan (CSLTIP)	7	3	—
Total share-based payment expense (note 9)	33	37	33
Equity-settled incentive schemes

Equity schemes include the Bonus Share Plan (BSP), Long Term Incentive Plan (LTIP), Share Retention Bonus Scheme (RB) and the Co-Investment Plan (CIP). There were no additional schemes introduced during 2017 and no changes to rules or practices in the existing schemes.

Bonus Share Plan (BSP)

Award date (unvested awards and awards vested during the year)	2017		2016		2015
Calculated fair value	R	152.87	R	229.22	R	130.87
Vesting date 50%	1 Mar 2018		1 Mar 2017		3 Mar 2016
Vesting date 50%	1Mar 2019		1 Mar 2018		3 Mar 2017
Expiry date	1 Mar 2027		1 Mar 2026		3 Mar 2025

	Number of shares
	2017	2016	2015
Awards outstanding at beginning of year	4,198,285	4,708,799	3,305,515
Awards granted during the year	1,926,549	2,103,767	2,562,313
Awards lapsed during the year	(218,601)	(204,374)	(165,006)
Awards exercised during the year	(1,426,554)	(2,409,907)	(994,023)
Awards outstanding at end of year	4,479,679	4,198,285	4,708,799
Awards exercisable at end of year	1,904,021	1,170,849	1,687,096

Long Term Incentive Plan (LTIP)

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

	Number of shares
	2017	2016	2015
Awards outstanding at beginning of year	4,363,330	6,028,193	3,964,362
Awards granted during the year	—	—	3,120,555
Awards lapsed during the year	(1,512,857)	(1,160,023)	(830,356)
Awards exercised during the year	(384,116)	(504,840)	(226,368)
Awards outstanding at end of year	2,466,357	4,363,330	6,028,193
Awards exercisable at end of year	455,914	320,169	445,781

Equity-settled incentive schemes (continued)

Share Retention Bonus Scheme (RB)

Award date (unvested awards and awards vested during the year)	2013
Calculated fair value	R	226.46
Vesting date	Aug 2014
Expiry date	Aug 2017

Awards outstanding at 31 December 2017 amounted to 51,853 shares (2016: 72,038 and 2015:115,736 shares) and an amount of 20,185 shares (2016: 43,698 and 2015: 34,564 shares) were exercised during the year.

Co-Investment Plan (CIP)

	Number of shares
	2017	2016	2015
Awards outstanding at beginning of year	97,651	145,040	56,703
Awards granted during the year	112,105	47,590	125,050
Awards lapsed during the year	(62,775)	(18,570)	(6,426)
Awards exercised during the year	(51,603)	(76,409)	(30,287)
Awards outstanding at end of year	95,378	97,651	145,040
Cash-Settled Long Term Incentive Plan (CSLTIP)

There were no changes to rules or practices within the CSLTIP scheme.

Award date (unvested awards and awards vested during the year)
	2017		2016
Closing share price at 30 December:	R	128.62	R	152.58
Vesting date	1 March 2020		1 March 2019

	Number of units
	2017	2016
Share units outstanding at beginning of year(1)	2,464,630	30,163
Share units granted during the year	2,572,437	2,537,000
Share units lapsed during the year	(507,597)	(100,490)
Share units exercised during the year	(59,852)	(2,043)
Share units outstanding at end of year	4,469,618	2,464,630

(1) Amounts include Long Term share units awarded to two employees during 2015 and 2017.